International Growth Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Common Stocks (98.3%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (2.2%)
Adevinta ASA - Class B *	France	305,257	1,791
Alphabet, Inc. - Class A *	United States	46,800	4,476
Rightmove PLC	United Kingdom	889,200	4,717
Safaricom PLC	Kenya	16,824,600	3,481
Schibsted ASA - Class B	Norway	180,199	2,243
Total			16,708

Consumer Discretionary (10.1%)
Alibaba Group Holding, Ltd., ADR *	Cayman Islands	41,000	3,280
Autoliv, Inc.	Sweden	81,700	5,444
Compass Group PLC	United Kingdom	807,300	16,137
InterContinental Hotels Group PLC, ADR	United Kingdom	136,684	6,644
LVMH Moet Hennessy Louis Vuitton SE	France	60,400	35,505
PRADA SpA	Italy	1,319,800	6,059
USS Co., Ltd.	Japan	337,200	5,190
Total			78,259

Consumer Staples (6.5%)
Clicks Group, Ltd.	South Africa	127,752	2,005
Nestle SA	United States	427,659	46,307
PriceSmart, Inc.	United States	41,900	2,413
Total			50,725

Energy (0.9%)
NOV, Inc.	United States	186,200	3,013
Reliance Industries, Ltd.	India	60,000	1,735
Reliance Industries, Ltd., GDR	India	35,600	2,082
Total			6,830

Financials (14.3%)
AIA Group, Ltd.	Hong Kong	2,559,088	21,247
Deutsche Borse AG	Germany	74,800	12,315
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	237,500	8,064
Housing Development Finance Corp., Ltd.	India	213,363	5,941
Kotak Mahindra Bank, Ltd.	India	188,300	4,168
Marsh & McLennan Cos., Inc.	United States	160,423	23,949
Moody’s Corp.	United States	41,300	10,040
MSCI, Inc.	United States	34,000	14,341
S&P Global, Inc.	United States	34,500	10,535
Total			110,600

Health Care (9.9%)
Dechra Pharmaceuticals PLC	United Kingdom	94,100	2,727
Hoya Corp.	Japan	168,500	16,200
ResMed, Inc.	United States	80,100	17,486
Roche Holding AG	United States	114,572	37,357

Common Stocks (98.3%)	Country	Shares/ Par +	Value $ (000’s)
Health Care continued
UCB SA	Belgium	37,500	2,594
Total			76,364

Industrials (27.3%)
Aalberts NV	Netherlands	45,000	1,470
Airbus SE	France	168,700	14,574
Assa Abloy AB - Class B	Sweden	894,100	16,708
Atlas Copco AB - Class A	Sweden	1,934,600	17,915
Auckland International Airport, Ltd. *	New Zealand	556,955	2,239
Azelis Group NV	Belgium	119,685	2,661
BAE Systems PLC	United Kingdom	763,100	6,705
CAE, Inc. *	Canada	268,000	4,111
Canadian Pacific Railway, Ltd.	Canada	217,500	14,519
Cellnex Telecom SA	Spain	168,339	5,190
Edenred	France	172,700	7,938
Epiroc AB	Sweden	723,332	10,346
Experian PLC	United Kingdom	419,800	12,307
FANUC Corp.	Japan	50,100	6,931
IMCD NV	Netherlands	48,100	5,708
Interpump Group SpA	Italy	122,400	3,959
KONE Oyj	Finland	95,500	3,678
Legrand SA	France	168,000	10,854
MISUMI Group, Inc.	Japan	469,700	9,993
OSG Corp.	Japan	152,700	1,884
Otis Worldwide Corp.	United States	66,500	4,243
Recruit Holdings Co., Ltd.	Japan	608,000	17,549
Safran SA	France	155,800	14,166
Schindler Holding AG	Switzerland	21,808	3,354
SHO-BOND Holdings Co., Ltd.	Japan	137,361	5,908
Vestas Wind Systems A/S	Denmark	370,400	6,791
Total			211,701

Information Technology (19.6%)
Amadeus IT Group SA *	Spain	389,400	18,025
ASML Holding NV	Netherlands	89,900	37,290
Azbil Corp.	Japan	349,200	9,114
Keyence Corp.	Japan	69,200	22,975
Lagercrantz Group AB	Sweden	91,200	793
Lam Research Corp.	United States	15,700	5,746
Lasertec Corp.	Japan	76,200	7,663
Lectra	France	72,300	2,008
Mastercard, Inc. - Class A	United States	42,350	12,042
NICE, Ltd., ADR *	Israel	60,600	11,407
Spectris PLC	United Kingdom	227,600	6,880
Taiwan Semiconductor
Manufacturing Co., Ltd.	Taiwan	736,000	9,674
Visa, Inc. - Class A	United States	47,825	8,496
Total			152,113

Materials (6.9%)
CRH PLC, ADR	Ireland	387,300	12,483
Franco-Nevada Corp.	Canada	51,000	6,092
Linde PLC	United Kingdom	98,155	26,842

International Growth Portfolio

Common Stocks (98.3%)	Country	Shares/ Par +	Value $ (000’s)
Materials continued
The Sherwin-Williams Co.	United States	38,700	7,924
Total			53,341

Real Estate (0.6%)
Vonovia SE	Germany	206,460	4,493
Total			4,493

Total Common Stocks (Cost: $775,199)			761,134

Short-Term Investments (1.5%)	Country	Shares/ Par +	Value $ (000’s)
Money Market Funds (1.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940%#	United States	11,248,230	11,248
Total			11,248

Total Short-Term Investments (Cost: $11,248)			11,248

Total Investments (99.8%) (Cost: $786,447)@			772,382

Other Assets, Less Liabilities (0.2%)			1,904

Net Assets (100.0%)			774,286

Investments by Country of Risk as a Percentage of Net Assets:

United States	28.4%
Japan	13.5%
France	11.2%
United Kingdom	10.8%
Sweden	6.6%
Netherlands	5.7%
Other	23.6%

Total	99.8%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $786,447 and the net unrealized depreciation of investments based on that cost was $14,065 which is comprised of $87,416 aggregate gross unrealized appreciation and $101,481 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

International Growth Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$4,476	$12,232	$—
Consumer Discretionary	15,368	62,891	—
Consumer Staples	2,413	48,312	—
Energy	4,979	1,851	—
Financials	58,865	51,735	—
Health Care	17,486	58,878	—
Industrials	22,873	188,828	—
Information Technology	37,691	114,422	—
Materials	26,499	26,842	—
All Others	—	4,493	—
Short-Term Investments	11,248	—	—

Total Assets:	$201,898	$570,484	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand